Federated Municipal Securities Income Trust

Federated Pennsylvania Municipal Income Fund
Federated New York Municipal Income Fund

Class B Shares

SUPPLEMENT TO Prospectuses DATED October 31, 2009

Under the heading entitled “Payments to Financial Intermediaries,” please delete the paragraph under “RULE 12b-1 FEES” and replace it with the following:

“The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% (Class A Shares) and 0.75% (Class B Shares) of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class B Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. In addition, in connection with the sale of Class B Shares. Federated and its subsidiaries make advance commission payments (effective March 1, 2010, for Class B Shares) to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads for the Class B Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements.

Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”

February 26, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450223 (2/10)

Federated Municipal Securities Income Trust

Federated New York Municipal Income Fund
Federated Pennsylvania Municipal Income Fund

CLASS B SHARES

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2009

Under the heading entitled “How is the Fund Sold?,” please delete last paragraph under “RULE 12b-1 PLAN (CLASS A SHARES AND CLASS B SHARES)” and replace it with the following:

“Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.”

February 26, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450236 (2/10)